Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net

(9) Goodwill and Intangible Assets, Net

The following table presents the details of goodwill by segment (in millions):

	U.S.	European
	Equities	Equities	Global FX	Total
Balance as of December 31, 2013	$—	$198.0	$—	$198.0
Acquisition of goodwill	253.5	—	—	253.5
Changes in foreign currency exchange rates	—	(9.8)	—	(9.8)
Balance as of December 31, 2014	253.5	188.2	—	441.7
Acquisition of goodwill	—	—	308.2	308.2
Changes in foreign currency exchange rates	—	(8.6)	—	(8.6)
Balance as of December 31, 2015	$253.5	$179.6	$308.2	$741.3

The following table presents the details of the intangible assets (in millions):

	U.S.	European		Corporate
	Equities	Equities	Global FX	and Other	Total
Balance as of December 31, 2013	$—	$48.8	$—	$0.2	$49.0
Acquisition of intangible assets	120.4	—	—	—	120.4
Amortization	(5.3)	(5.0)	—	—	(10.3)
Changes in foreign currency exchange rates	—	(2.6)	—	—	(2.6)
Balance as of December 31, 2014	115.1	41.2	—	0.2	156.5
Acquisition of intangible assets	—	—	111.0	—	111.0
Amortization	(8.5)	(7.0)	(11.4)	—	(26.9)
Changes in foreign currency exchange rates	—	(1.6)	—	—	(1.6)
Balance as of December 31, 2015	$106.6	$32.6	$99.6	$0.2	$239.0

For the years ended December 31, 2015, 2014 and 2013, amortization expense was $26.9 million, $10.3 million and $5.9 million, respectively. The estimated future amortization expense is $27.5 million for 2016, $23.9 million for 2017, $19.8 million for 2018, $16.3 million for 2019 and $13.3 million for 2020.

The following table presents the categories of intangible assets at December 31, 2015 and 2014 (in millions):

									Weighted
	December 31, 2015				December 31, 2014				Average
	U.S.	European		Corporate	U.S.	European		Corporate	Amortization
	Equities	Equities	Global FX	and Other	Equities	Equities	Global FX	and Other	Period
Trademarks and trade names	$1.6	$0.6	$15.3	$—	$1.6	$0.6	$—	$—	indefinite
Customer relationships	43.0	43.0	81.2	—	43.0	45.0	—	—	18.6
Noncompete agreements	3.9	—	1.9	—	3.9	—	—	—	0.7
Trading registrations and licenses	71.9	10.3	—	—	71.9	10.8	—	—	indefinite
Technology	—	—	12.6	—	—	—	—	—	6.0
Domain names	—	—	—	0.2	—	—	—	0.2	indefinite
Accumulated amortization	(13.8)	(21.3)	(11.4)	—	(5.3)	(15.2)	—	—
	$106.6	$32.6	$99.6	$0.2	$115.1	$41.2	$—	$0.2

The trading registrations and licenses of $82.2 million in U.S. Equities and European Equities segments, the Trademark intangible asset of $15.3 million in the Global FX segment and the domain name intangible asset of $0.2 million in the Corporate and Other segment and are not subject to amortization.

In the fourth quarter 2013, the Company recorded an intangible asset impairment charge totaling $3.5 million related to the strategic alliance agreements acquired through the 2011 acquisition of Chi‑X Europe. The Company has determined the carrying amount of the intangible is not recoverable and exceeded its fair value. The fair value of the strategic alliance was determined using the estimated cash flows from the strategic alliance. This charge was recorded in impairment of assets in the consolidated statements of income and attributed to the European Equities segment.